DISTRIBUTION TO SHAREHOLDERS	12 Months Ended
Feb. 28, 2019
Distribution To Shareholders Disclosure [Abstract]
Distribution To Shareholders Disclosure [Text Block]
24.	DISTRIBUTION TO SHAREHOLDERS

On April 27, 2017, the Company declared a cash dividend of $0.25 per share to the Company's common shareholders recorded at the close of business on May 11, 2017. $41,166 cash dividend was paid in full in May 2017 and was recorded as a reduction of retained earnings. No cash dividend has been declared during the year ended February 28, 2019.